Cash and Cash Equivalents - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 1,350	¥ 646
RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 547	¥ 330